2019 novel coronavirus ("COVID-19") pandemic outbreak	12 Months Ended
Mar. 31, 2020
2019 novel coronavirus ("COVID-19") pandemic outbreak
2019 novel coronavirus ("COVID-19") pandemic outbreak

25          2019 novel coronavirus (“COVID-19”) pandemic outbreak

On December 31, 2019, the Wuhan Municipal Health Commission first reported the appearance of COVID-19 in the city. Since then, COVID-19 has spread to other regions of China, including in our primary markets of Beijing, Guangdong, and Zhejiang. The efforts enacted to control COVID-19 have placed heavy pressure on the Company's marketing, promotional and sales activities and had adverse impact on its marketing efforts and access to potential clients. The negative economic impact brought forth by the COVID-19 pandemic has affected numerous industries and further erodes already weak consumer sentiment. In light of the rapidly changing situation across different countries and regions, it remains difficult to estimate the duration and magnitude of COVID-19 impact. While not yet quantifiable, the Company expects this situation will have a material adverse impact on the operating results in the year ending March 31, 2021.